Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
13.	GOODWILL

Changes in goodwill for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total
Balance as of January 1, 2016	$6,699,620	$—	$—	$—	$6,699,620
Acquisition of Financial Solution Wealth Management (Note 3)	—	—	—	108,831	108,831
Impairment of CFO Guiwo (Note 3)	(17,873)	—	—	—	(17,873)
Impairment of CFO Henghui	(6,641,818)	—	—	—	(6,641,818)
Exchange difference	(39,929)	—	—	40	(39,889)
Balance as of December 31, 2016	$—	$—	$—	108,871	$108,871
Exchange difference	—	—	—	(861)	(861)
Balance as of December 31, 2017	$—	$—	$—	$108,010	$108,010
Exchange difference	—	—	—	(219)	(219)
Balance as of December 31, 2018	—	—	—	107,791	107,791

The goodwill related to the acquisition of CFO Guiwo was allocated to commodities brokerage reporting unit, which was acquired in the second quarter of 2015. The Group performed a goodwill impairment test as of December 31, 2015 and no impairment loss was recorded.

In 2016, the Group concluded that goodwill allocated to the commodities brokerage reporting unit was fully impaired because the estimated growth rates and profit margins for future periods were expected lower than that of prior years based on that assessment. The Group recognized an impairment loss of $6,659,691 related to the commodities brokerage reporting unit for the year ended December 31, 2016.

The goodwill related to the acquisition of Rifa Wealth Management was allocated to Hong Kong brokerage services reporting unit, which was acquired on September 13, 2016. The Company expects to develop the insurance brokerage business in the future and believes there was no goodwill impairment related to the insurance brokerage services reporting unit.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group’s reporting units. Accordingly, it adopted a discounted cash flow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.